Right to Use Assets and Liabilities - Operating Leases (Details) - Lease, Cost - USD ($)	9 Months Ended		12 Months Ended		21 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Feb. 28, 2021	Jun. 01, 2019
Lease, Cost [Abstract]
Lease liability	$ 1,158,740		$ 1,473,051	$ 2,675,310	$ 1,158,740	$ 2,675,310
Less: current portion	(93,532)		(336,900)	0	(93,532)
Lease liability, non-current	1,065,208		1,136,151	0	1,065,208
Amount amortized	$ (314,311)	$ (1,101,532)	$ (1,202,259)	$ 0	$ (1,516,570)